LEASE LIABILITIES (Schedule of Finance Lease Liabilities Payable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Principal	$ 20,149	$ 962
Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	25,252
Interest	5,263
Principal	19,630
Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	559	1,038
Interest	40	76
Principal	519	962
Operating Leases [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments		27,342
Less than one year [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	3,017
Interest	861
Principal	2,156
Less than one year [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	267	473
Interest	19	37
Principal	248	436
Less than one year [Member] | Operating Leases [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments		3,083
In more than one year, but not more than two [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	2,787
Interest	775
Principal	2,012
In more than one year, but not more than two [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	107	271
Interest	12	19
Principal	95	252
In more than one year, but not more than two [Member] | Operating Leases [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments		2,783
In more than two years but not more than five [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	6,700
Interest	1,861
Principal	4,840
In more than two years but not more than five [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	185	294
Interest	9	20
Principal	176	274
In more than two years but not more than five [Member] | Operating Leases [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments		6,777
More than five years [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	12,748
Interest	2,126
Principal	10,622
More than five years [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments
Interest
Principal
More than five years [Member] | Operating Leases [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments		$ 14,699